Dividends - Dividends Yield Ratios (Detail)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 ₩ / shares	Dec. 31, 2023 ₩ / shares
Disclosure of Dividends [abstract]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Dividend per share | (per share)	$ 1,660	₩ 3,540	₩ 3,540
Closing price at year-end | (per share)	$ 53,500	₩ 55,200	₩ 50,100
Dividend yield ratio	3.10%	6.41%	7.07%